Derivatives (Net Derivative Gains Losses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components of Net Derivatives Gains (Losses)
Total net derivative gains (losses)	$ (1,620)	$ (5,851)	$ (326)